Transactions and Balances with Related Parties (Details) - Schedule of Compensation to Key Management Personnel for Employee Services $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Compensation to Key Management Personnel For Employee Services [Abstract]
Management fees, directors, and consulting fees	$ 240	$ 262	$ 263
Share-based payments	3	14	37
Total	$ 243	$ 276	$ 300
Number of persons	8	8	8